Subsequent Events (10Q) (Details Narrative) - USD ($)	Dec. 16, 2015	Dec. 15, 2015	Nov. 20, 2015	Oct. 29, 2015	Oct. 14, 2015	May. 12, 2015	Jan. 19, 2015	Sep. 30, 2015	Dec. 31, 2014	Nov. 07, 2014	Dec. 31, 2013
Preferred stock issuance price per share								$ 0.001	$ 0.001		$ 0.001
Common stock par value								$ 0.001	$ 0.001	$ 0.001	$ 0.001
Proceeds from note payables							$ 45,000
Subsequent Event [Member] | Institutional Investors [Member]
Percentage of beneficially own shares of common stock	9.99%
Subsequent Event [Member] | Non-exclusive Placement Agent [Member]
Warrants to purchase of common stock shares	70,000
Common stock par value	$ 0.30
Note principal amount	$ 300,000
Percentage of placement agent fee equal of proceeds from notes	5.00%
Payment of notes payable	$ 14,250
Legal fees	30,000
Subsequent Event [Member] | CSC Leasing Corporation [Member]
Purchase of computer equipment	325,000
Lease amount	$ 11,000
Lease period	36 months
Reimburses cost	$ 302,000
Subsequent Event [Member] | Series B Preferred Share Purchase Agreement [Member] | Spondoolies Tech Ltd [Member]
Number of preferred stock shares purchased during the period		14,546
Number of preferred stock purchased price during the period		$ 750,000
Percentage of equity on fully diluted basis		3.00%				9.60%
Investment						$ 1,500,000
Preferred stock issuance price per share		$ 51.56
Preferred stock initial conversion price per share		$ 51.56
Proceeds from public offering		$ 40,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Institutional Investors [Member]
Securities subscription amount	$ 1,450,000
Percentage of original issue discount on notes	5.00%
Warrants to purchase of common stock shares	6,766,668
Common stock par value	$ 0.001
Warrants exercise price per shares	$ 0.375
Note principal amount	$ 1,450,000
Proceeds from note payables	$ 1,377,500
Notes bears interest rate	10.00%
Notes interest rate increases per annum	24.00%
Note maturity date	Sep. 16, 2016
Note conversion price per share	$ 0.30
Note payable description	The Notes provides for two amortization payments on the six-month and seven-month anniversary of the issue date with each amortization payment being one third of the total outstanding principal and interest, if the amortization payments are made in cash then the payment is an amount equal to 120% of the applicable amortization payment. The Notes become payable within three days of the Company consummating a fully underwritten offering.
Percentage of applicable amortization payable	120.00%
Percentage of beneficially own shares of common stock	4.99%
Subsequent Event [Member] | Conversion Agreement [Member]
Common stock conversion amount			$ 24,000
Subsequent Event [Member] | Consultant for Investor [Member]
Common stock issued				40,000
Subsequent Event [Member] | RK Equity Advisors LLC [Member]
Common stock issued			80,000
Common stock price per share			$ 0.30
Subsequent Event [Member] | ATG Capital LLC [Member]
Common stock issued					162,037